SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — These interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

In the Company’s opinion, the accompanying interim unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, consisting of normal, recurring adjustments, necessary for a fair presentation. Certain information and disclosures normally included in the notes to the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted from these interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the accompanying notes for the fiscal year ended February 29, 2020.

Use of Estimates — The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported results of operations during the reporting period. Such management estimates include reserves for bad debt, goodwill and other long-lived assets, estimates of standalone selling price of performance obligations for revenue contracts with multiple performance obligations, unit-based compensation, valuation allowances for deferred tax assets and uncertain tax positions and the accounting for business combinations. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates.

Seasonality — The results of operations for the nine months ended November 30, 2020 are not necessarily indicative of the results to be expected for the year ending February 28, 2021 or for any other period.

Software Development Costs — The Company capitalizes certain software development costs incurred during the application development stage. Software development costs include salaries and other personnel-related costs, including employee benefits and bonuses attributed to programmers, software engineers and quality control teams working on the Company’s software solutions. The costs related to software development are included in property and equipment, net on the condensed consolidated balance sheets. Under this accounting framework, the Company capitalized $6.1 million and zero for the periods ended November 30, 2020, and February 29, 2020, respectively. The Company recognized $0.5 million and zero of amortization of capitalized software development costs for nine months ended November 30, 2020 and 2019, respectively.

Restricted Cash — Restricted cash represents customer deposits for the incentive payment program. The Company offers services to administer incentive payments to partners behalf of the Company’s customers. The Company’s customers deposit these funds into a restricted cash account with an offset included as a liability in incentive program payable on the condensed consolidated balance sheets.

Segments — The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), which the Company has determined is its chief executive officer.

The CODM evaluates the Company’s financial information and performance on a consolidated basis. The Company operates with centralized functions and delivers most of its products in a similar way on an integrated cloud-based platform.

Liquidity of capital resources — The Company measures liquidity in terms of its ability to fund the cash requirements of its business operations, including working capital, capital expenditure needs, contractual obligations and other commitments, with cash flows from operations and other sources of funding. Current working capital needs relate mainly to employee compensation and benefits, as well interest, debt repayments, capital expenditures and operating expenses. The Company’s ability to expand and grow its business will depend on many factors, including working capital needs and the evolution of operating cash flows.

The Company had $17.1 million and $19.5 million in cash and cash equivalents as of November 30, 2020 and February 29, 2020, respectively. The Company believes its existing cash and cash equivalents, cash provided by operating activities, and, if necessary, the borrowing capacity of up to $15 million available under its revolving credit facility (see Note 6) will be sufficient to meet its working capital, debt repayment and capital expenditure requirements until at least February 2022. See Note 12 for information related to the payoff of existing debt and the attainment of a new term loan and revolver upon completion of the Business Combination.

In the future, the Company may enter into arrangements to acquire or invest in complementary businesses. To facilitate these acquisitions or investments, the Company may seek additional equity or debt financing.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Company deposits cash and cash equivalents with high-quality financial institutions. Accounts receivable are typically unsecured and derived from sales of subscriptions and support, as well as professional services, principally to large creditworthy technology, industrial, consumer goods, pharmaceutical and energy companies. Credit risk is concentrated primarily in North America, Europe and portions of Asia. The Company has historically experienced insignificant credit losses. The Company maintains allowances for estimated credit losses based on management’s assessment of the likelihood of collection.

Recently Accounting Guidance

Recently Adopted Accounting Guidance — The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers effective March 1, 2019 for all customer contracts. ASC 606 superseded the revenue recognition requirements in ASC 605, Revenue Recognition. ASC 606 requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services through a five-step process:

•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligation in the contract;
•	determination of the transaction price;
•	allocation of the transaction price to the performance obligation in the contract; and
•	recognition of revenue as performance obligations are satisfied.

The new standard also included ASC 340, Other Assets and Deferred Costs, subsection 40, Contracts with Customers, which addressed accounting for the cost to obtain contracts. ASC 340‑40 requires that costs to obtain contracts be recognized over the period that products and services are expected to be delivered, including likely renewals. The Company adopted ASC 606 using the modified retrospective transition method.

In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016‑18, Restricted Cash, which requires that in the statement of cash flows, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2018. The Company adopted this standard for the fiscal year ended February 29, 2020 and it is reflected in the comparable prior period.

Recent Accounting Guidance Not Yet Adopted — In February 2016, the FASB issued ASU 2016‑02, Leases, which codified ASC 842, Leases. The core principle of ASC 842 is that a lessee should recognize the assets and liabilities that arise from leases. For operating leases, a lessee is required to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. This ASU is effective for calendar fiscal years beginning after December 15, 2020. Earlier application is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company believes the adoption of this ASU will result in a material increase to assets and liabilities as right-of-use leased assets and lease liabilities will be recorded on the condensed consolidated balance sheets.

In January 2017, the FASB issued ASU 2017‑04, Simplifying the Test for Goodwill Impairment. The amendments in this update simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. This ASU is effective for annual periods beginning after December 15, 2021. Earlier application is permitted. The Company does not believe the adoption of this ASU will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019‑12, Simplifying Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The guidance amends certain disclosure requirements that had become redundant, outdated or superseded. Additionally, this guidance amends accounting for the interim period effects of changes in tax laws or rates and simplifies aspects of the accounting for franchise taxes. ASU 2019‑12 is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. Management is currently evaluating the effect of these provisions on the Company’s financial position and results of operations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year — The Company’s fiscal year ends on the last day of February each year.

Use of Estimates — The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Such management estimates include reserves for bad debt, goodwill and other long-lived assets, estimates of standalone selling price of performance obligations for revenue contracts with multiple performance obligations, unit-based compensation, valuation allowances for deferred tax assets and uncertain tax positions, and the accounting for business combinations. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates.

Segments — The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). For the fiscal years ended February 29, 2020 and February 28, 2019, the Company’s CODM was its chief executive officer.

The CODM evaluates the Company’s financial information and performance on a consolidated basis. The Company operates with centralized functions and delivers most of its products in a similar way on an integrated cloud-based platform.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. The Company deposits cash and cash equivalents with high-quality financial institutions. Accounts receivable are typically unsecured and are derived from sales of subscriptions and support, as well as professional services, principally to large creditworthy technology, industrial, consumer goods, pharmaceutical and energy companies. Credit risk is concentrated primarily in North America, Europe, and parts of Asia. The Company has historically experienced insignificant credit losses. The Company maintains allowances for estimated credit losses based on management’s assessment of the likelihood of collection.

Cash Equivalents — The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At February 29, 2020 and February 28, 2019, the Company had deposits in financial institutions that exceeded the federally insured limits by $10.6 million and $38.8 million, respectively.

Restricted Cash — Restricted cash represents customer deposits for the incentive payment program. The Company offers services to administer incentive payments to partners on the Company’s customers’ behalf. The Company’s customers deposit these funds into a restricted cash account. The offset to these restricted cash amounts is included as a liability in incentive program payables.

Accounts Receivable, Net of Allowance — Accounts receivable are initially recorded upon the sale of solutions to customers. Credit is granted in the normal course of business without collateral. Accounts receivable are stated net of allowances for doubtful accounts, which represent estimated losses resulting from the inability of certain customers to make the required payments. When determining the allowances for doubtful accounts, the Company takes several factors into consideration, including the overall composition of the accounts receivable aging, prior history of accounts receivable write-offs and experience with specific customers. The Company writes off accounts receivable when they are determined to be uncollectible. Changes in the allowances for doubtful accounts are recorded as bad debt expense and are included in general and administrative expense in the consolidated statements of comprehensive loss.

Business Combinations — The Company accounts for business combinations in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations, and, accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The excess of the purchase price over the estimated fair values is recorded as goodwill. Some changes in the estimated fair values of the net assets recorded for acquisitions that qualify as measurement period adjustments within one year of the date of acquisition will change the amount of the purchase price allocable to goodwill. All acquisition costs are expensed as incurred, and in-process research and development costs, if any, are recorded at fair value as an indefinite-lived intangible asset and assessed for impairment thereafter until completion, at which point the asset is amortized over its expected useful life. The results of operations of acquired businesses are included in the consolidated financial statements beginning on the acquisition date.

Goodwill — Goodwill represents the excess of the purchase price over the estimated fair values of the net tangible and intangible assets of acquired entities. The Company performs a goodwill impairment test annually during the fourth quarter of the fiscal year and more frequently if an event or circumstance indicates that impairment may have occurred. Triggering events that may indicate a potential impairment include but are not limited to significant adverse changes in customer demand or business climate, obsolescence of acquired technology, and related competitive considerations.

The Company performs the goodwill impairment test in accordance with guidance issued by the Financial Accounting Standards Board (the “FASB”). The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any. If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company has one reporting unit and did not record any goodwill impairment charges for the fiscal years ended February 29, 2020 or February 28, 2019.

Intangible Assets, Net — The Company has intangible assets with both definite and indefinite useful lives. Definite-lived intangible assets are carried at cost less accumulated amortization and are amortized using the straight-line method over their estimated useful lives. The straight-line method approximates the manner in which cash flows are generated from the intangible assets. Amortization periods for definite-lived intangible assets are as follows:

Trade name	15 years or Indefinite
Noncompete agreements	1 – 5 years
Customer relationships	10 – 15 years
Technology	1 – 7 years
Content library	10 years
Backlog	4 years

The indefinite-lived assets that are not subject to amortization consist of a trade name. The Company tests this indefinite-lived intangible asset for impairment on an annual basis during the fourth quarter of the fiscal year or more frequently if an event occurs or circumstances change that indicate that the fair value of an indefinite-lived intangible asset could be below its carrying amount. The Company first performs a qualitative assessment to determine whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount. If this is the case, a quantitative assessment is performed. The qualitative impairment test consists of comparing the fair value of the indefinite-lived intangible asset, determined using the relief from royalty method, with its carrying amount. An impairment loss would be recognized for the carrying amount in excess of its fair value.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management but are inherently uncertain. Critical estimates in valuing the intangible assets include, but are not limited to, forecasts of the expected future cash flows attributable to the respective assets, anticipated growth in revenue from the acquired customer and product base, and the expected use of the acquired assets.

Property and Equipment, Net — Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally two to seven years. Leasehold improvements are amortized using the straight-line method over the remaining lease term or the estimated lives of the assets, if shorter. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in the consolidated statements of comprehensive loss. No material gains or losses on disposal of property and equipment were recorded for the fiscal years ended February 29, 2020 and February 28, 2019.

Impairment of Long-Lived Assets — The Company evaluates the recoverability of its long-lived assets, which consist principally of property and equipment and acquired intangible assets with finite lives, whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability of an asset is measured by comparing the carrying amount to the expected future undiscounted cash flows that the asset is expected to generate. If that review indicates that the carrying amount of the long-lived asset is not recoverable, an impairment charge is recorded for the amount by which the carrying amount of the asset exceeds its fair value. The Company did not record any long-lived asset impairment charges during the fiscal years ended February 29, 2020 and February 28, 2019.

Indemnification — The Company includes service-level commitments to its customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event that the Company fails to meet those levels. To date, the Company has not incurred any material costs as a result of such commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements. The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines, and settlement amounts incurred in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of service as a director or officer. The Company maintains director and officer insurance coverage that may enable the Company to recover a portion of any future amounts paid. The Company’s arrangements include provisions indemnifying customers against liabilities if the Company’s products infringe a third-party’s intellectual property rights. The Company has not incurred any costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

Advertising Costs — Advertising costs, which include primarily print materials and sponsorship of events, are expensed as incurred and included in sales and marketing expense in the consolidated statements of comprehensive loss. Advertising expense for the fiscal years ended February 29, 2020 and February 28, 2019 were insignificant.

Severance and Exit Costs — Severance expenses consist of severance for employees that have been terminated or identified for termination. Exit costs consist of expenses associated with vacating certain facility leases prior to the lease term which generally include the remaining payments on an operating lease. Lease termination obligations are reduced for future sublease income. Severance costs related to workforce reductions are recorded when the Company has committed to a plan of termination and notified the employees of the terms of the plan.

Acquisition-Related Expenses — Acquisition-related expenses consist of third-party accounting, legal, investment banking fees, severance, facility exit costs, travel expenses, and other expenses incurred solely to prepare for and execute the acquisition and integration of a business. These costs are expensed as incurred.

Unit-Based Compensation — Unit-based compensation expense associated with awards to employees and directors is measured at the grant date based on the fair value of the awards that are expected to vest. For time-based awards, the expense is recognized on a straight-line basis over the requisite service period of the award, which is generally four years. For performance-based awards, the expense is recognized when the performance obligation is probable of occurring. The fair value of options was estimated using the Black- Scholes option-pricing model. Use of this model requires management to make estimates and assumptions regarding expected option life, volatility, risk-free interest rate, and dividend yields. Option forfeitures are estimated based upon the Company’s historical performance. The estimate of forfeitures will be adjusted by the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through the cumulative catch-up adjustment in the period of change and will also affect the amount of unit-based compensation expense to be recognized in future periods. The Company did not have a material change in estimated forfeitures for the fiscal years ended February 29, 2020 and February 28, 2019.

Foreign Currency Translation — The functional currency of the Company’s foreign subsidiaries is generally the local currency. Assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the consolidated balance sheet date. Operating accounts are translated at an average rate of exchange for the respective accounting periods. Translation adjustments resulting from the process of translating foreign currency financial statements into U.S. dollars are reported as a component of accumulated other comprehensive income (loss). Transaction gains and losses reflected in the functional currencies are charged to income including or expense at the time of the transaction.

Net transaction gains (losses) from foreign currency contracts recorded in the consolidated statements of comprehensive loss were $0.2 million and ($0.1 million) for the fiscal years ended February 29, 2020 and February 28, 2019, respectively.

Comprehensive Loss — Comprehensive loss includes net loss, as well as other changes in member’s equity that result from transactions and economic events other than those with members. The Company’s elements of other comprehensive income (loss) are unrealized gains on investments and cumulative foreign currency translation adjustments, net of tax.

Deferred Financing Costs — The Company capitalizes underwriting, legal, and other direct costs incurred related to the issuance of debt, which are included in notes payable and capital lease obligations on the accompanying consolidated balance sheets. Deferred financing costs related to notes payable are amortized to interest expense over the terms of the related debt, using the effective interest method. Upon the extinguishment of the related debt, any unamortized deferred financing costs are immediately recorded to gain/loss on extinguishment of debt. Deferred financing costs related to capital lease obligations are amortized on a straight line basis.

Income Taxes — The Company uses the asset and liability method for recording income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the consolidated financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.

The Company accounts for uncertain tax positions by reporting a liability for unrecognizable tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Revenue Recognition — Effective March 1, 2019, the Company adopted ASC 606, Revenue from Contracts with Customers (ASC 606), and all the related amendments, using the modified retrospective method. The Company adopted the new standard for all customer contracts. See Recently Issued or Adopted Authoritative Accounting Guidance below for related discussion.

The Company generates revenue from the sale of subscriptions and professional services. The Company recognizes revenue when the customer contract and associated performance obligations have been identified, the transaction price has been determined and allocated to the performance obligations in the contract, and the performance obligations have been satisfied. The Company recognizes revenue net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Subscription Revenue — The Company offers cloud-based on-demand software solutions, which enable its customers to have constant access to its solutions without the need to manage and support the software and associated hardware themselves. The Company houses the hardware and software in third-party facilities and provides its customers with access to the software solutions, along with data security and storage, backup, and recovery services, and solution support. The Company’s customer contracts typically have a term of three to five years. The Company primarily invoices its customers for subscriptions in advance for annual use of the software solutions. The Company’s payment terms typically require customers to pay within 30 to 90 days from the invoice date.

The Company also offers cloud-based software solutions, which enable its customers to have access to an electronic commerce transaction platform for the international container shipping industry. The majority of the Company’s contracts provide for fixed annual subscription fees. Some of the Company’s contracts with customers are volume-based transaction fees, based on the volume of transactions booked on the platform for two particular products. For subscription-based contracts, the Company generally invoices annually in advance. Under the previous standard, the Company limited subscription revenue recognition to the contractually billable amounts in each year of the subscription. Under the new standard, subscription revenue is recognized ratably over the life of the contract. The impact of this change was insignificant; therefore, no cumulative adjustment was made to the opening balance sheet for revenue recognition at adoption of the new standard. For transactional based contracts, the Company primarily recognizes revenue and invoices for these transactions once incurred, on a monthly basis. This is unchanged from the previous standard.

Professional Services — Professional services revenue is derived primarily from fees for enabling services, including solution consulting and solution deployment. These services are often sold in conjunction with the sale of the Company’s solutions. The Company provides professional services primarily on a time and materials basis, but also on a fixed fee basis. Customers are invoiced for professional services either monthly in arrears or, as with fixed fee arrangements, in advance and upon reaching project milestones. Professional services revenue is recognized over time. For services that are contracted for at a fixed price, progress is generally measured based on labor hours incurred as a percentage of the total estimated hours required for complete satisfaction of the related performance obligations. For services that are contracted on at time and materials or prepaid basis, progress is generally based on actual labor hours expended. These input methods (e.g. hours incurred or expended) are considered a faithful depiction of the Company’s efforts to satisfy services contracts as they represent the performance obligation consumed by the customer and performed by the Company and therefore reflect the transfer of services to a customer under such contracts. The adoption of the new standard did not result in a material change to the revenue recognition of professional services.

The Company enters into arrangements with multiple performance obligations, comprising of subscriptions and professional services. Arrangements with customers typically do not provide the customer with the right to take possession of the software supporting the on-demand solutions. The Company primarily accounts for subscription and professional services revenue as separate units of accounting and allocates revenue to each deliverable in an arrangement based on standalone selling price. The Company evaluates the standalone selling price for each element by considering prices the Company charges for similar offerings, size of the order and historical pricing practices.

Sales Commissions — With the adoption of ASC 606 and ASC 340‑40, Other Assets and Deferred Cost-Contracts with Customers, the Company began deferring and amortizing sales commissions that are incremental and directly related to obtaining customer contracts. Under the previous standard, the Company expensed all sales commissions as incurred. The Company recognized the cumulative effect of adopting the new standard by capitalizing $4.4 million of sales commissions from prior periods and recording an adjustment to accumulated deficit, net of tax, as of the adoption date. The Company amortizes sales commissions over the period that products are expected to be delivered to customers, including expected renewals. The Company determined this period to be four years, beginning when costs are incurred. Amortization expense of $2.2 million was recorded to sales and marketing expense in the accompanying consolidated statements of comprehensive loss for the fiscal year ended February 29, 2020. Certain sales commissions that would have an amortization period of less than a year are expensed as incurred to sales and marketing expense.

Recently Issued or Adopted Authoritative Accounting Guidance

As referenced above, the Company adopted ASC 606 effective March 1, 2019 for all customer contracts. ASC 606 superseded the revenue recognition requirements in ASC 605, Revenue Recognition. ASC 606 requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services through a five-step process:

•	Identification of the contract, or contracts, with a customer
•	Identification of the performance obligation in the contract
•	Determination of the transaction price
•	Allocation of the transaction price to the performance obligation in the contract
•	Recognition of revenue as performance obligations are satisfied

The new standard also included ASC 340‑40, which addressed accounting for the cost to obtain contracts. ASC 340‑40 requires the costs to obtain contracts to be recognized over the period that products and services are expected to be delivered, including likely renewals.

The Company adopted ASC 606 using the modified retrospective transition method. The period ended February 28, 2019, has not been restated and is reported under the accounting standards in effect for that period. The following table summarizes the cumulative effects of adopting ASC 606 on the Company’s consolidated balance sheet as of March 1, 2019 (in thousands):

		ASC 606 Adoption
	February 28, 2019	Adjustments	March 1, 2019
Assets
Prepaid expenses and other current assets	$7,662	$1,520	$9,182
Other noncurrent assets	3,496	2,864	6,360
Liabilities and member’s equity
Other noncurrent liabilities	18,888	61	18,949
Accumulated deficit	(121,455)	4,323	(117,132)

Adoption of the new revenue standard impacted the Company’s consolidated balance sheet as of February 29, 2020, as follows (in thousands):

	Balances without
	ASC 606 Adoption	ASC 606 Adoption	As Reported Balances at
	Impact	Adjustments	February 29, 2020
Assets
Prepaid expenses and other current assets	$8,924	$3,678	$12,602
Other noncurrent assets	6,285	8,160	14,445
Liabilities and member’s equity
Deferred revenue	142,673	(646)	142,027
Other noncurrent liabilities	38,249	295	38,544
Accumulated deficit	(230,691)	12,189	(218,502)

Adoption of the new revenue standard impacted the Company’s consolidated statement of comprehensive loss for the fiscal year ended February 29, 2020 as follows (in thousands):

	Balances without
	ASC 606 Adoption	ASC 606 Adoption	As Reported for Year
	Impact	Adjustments	Ended February 29, 2020
Revenue
Subscription revenue	$243,335	$646	$243,981
Operating expenses
Sales and marketing	61,061	(7,456)	53,605
Income tax benefit	(7,507)	236	(7,271)
Net (loss) income	(109,236)	7,866	(101,370)

Below is a summary of the adoption impacts of the new standard:

•

The Company capitalized $4.4 million of sales commissions on March 1, 2019, with a corresponding adjustment to accumulated deficit, net of tax. The Company is amortizing sales commissions over a four-year period to sales and marketing expense, beginning when the cost was incurred.

•

The Company recognized revenue of $0.6 million for the fiscal year ended February 29, 2020, for certain customer contracts that previously would have been deferred at February 29, 2020. Revenue on these contracts is being recognized ratably over the contract term.

•

Sales commissions of $9.7 million were deferred during the fiscal year ended February 29, 2020, and commissions amortization expense of $2.2 million was recorded to sales and marketing expense for the fiscal year ended February 29, 2020.

•

The Company recognized an additional $0.1 million deferred tax liability at adoption, and an income tax expense of $0.2 million for the fiscal year ended February 29, 2020, related to the new standard. The impact to the deferred tax liability is included in other noncurrent liabilities on the consolidated balance sheets.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016‑02, Leases which codified ASC 842 Leases. The core principle of ASC 842 is that a lessee should recognize the assets and liabilities that arise from leases. For operating leases, a lessee is required to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. This ASU is effective for calendar fiscal years beginning after December 15, 2020. Earlier application is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company believes the adoption of this ASU will result in a material increase to assets and liabilities as right-of-use leased assets and lease liabilities will be recorded on the consolidated balance sheet.

In November 2016, the FASB issued ASU 2016‑18, Restricted Cash, which requires that in a statement of cash flows, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2018. The Company has adopted this standard for the fiscal year ended February 29, 2020, and restated the consolidated statements of cash flows for the period ended February 28, 2019, in accordance with the new standard.

In January 2017, the FASB issued ASU 2017‑04, Simplifying the Test for Goodwill Impairment. The amendments in this update simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. This ASU is effective for annual periods beginning after December 15, 2021. Earlier application is permitted. The Company does not believe the adoption of this ASU will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019‑12, Simplifying Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The guidance amends certain disclosure requirements that had become redundant, outdated, or superseded. Additionally, this guidance amends accounting for the interim period effects of changes in tax laws or rates and simplifies aspects of the accounting for franchise taxes. ASU 2019‑12 is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. Management is currently evaluating the effect of these provisions on the Company’s financial position and results of operations.

CC NEUBERGER PRINCIPAL HOLDINGS I
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000, and investments held in Trust Account. At December 31, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account. At December 31, 2020, the Company’s investments held in Trust Account consists entirely of money market funds which invest only in direct U.S. government treasury obligations.

Cash and cash equivalents

The Company considers all short-term investments held within its operating account, with an original maturity of three months or less when purchased, to be cash equivalents. The Company had approximately $414.0 million in cash equivalents held in the Trust Account as of December 31, 2020.

Investments in money market funds held in trust account

Upon the closing of the Initial Public Offering and the Private Placement, the Company was required to place net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement in a Trust Account, which may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by management of the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account. Investments held in Trust Account are classified as trading securities, which are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of trading securities is included in investment income on Trust Account in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information, Other than for investments in open-ended money market funds with published daily net asset values (“NAV”), in which case the Company uses NAV as a practical expedient to fair value. The NAV on these investments is typically held constant at $1.00 per unit.

Fair Value of Financial instruments

The fair value of the Company's assets and liabilities, which qualify as financial instruments under the FASB ASC 820, "Fair Value Measurements," approximates the carrying amounts represented in the accompanying balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of December 31, 2020, the carrying values of cash, accounts payable, accrued expenses and amounts due to a related party approximate their fair values due to the short-term nature of the instruments. The Company’s investments in money market funds held in Trust Account are valued using NAV as a practical expedient for fair value under ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), and are therefore excluded from the levels of the fair value hierarchy.

Offering costs associated with the initial public offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering and that were charged to shareholders’ equity upon the completion of the Initial Public Offering in April 2020.

Class A ordinary shares subject to possible redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020, 39,093,716 Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Net loss per ordinary share

Net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the periods. The Company has not considered the effect of the warrants underlying the Units sold in the Initial Public Offering (including the consummation of the Over-allotment) and private placement warrants underlying the Private Placement Units to purchase an aggregate of 24,080,000 Class A ordinary shares in the calculation of diluted income per share, because their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

The Company's statements of operations include a presentation of loss per share for ordinary shares subject to redemption in a manner similar to the two-class method of income per share. Net income per share, basic and diluted for Class A ordinary shares for the period from January 14, 2020 (inception) through December 31, 2020 is calculated by dividing the investment income on Trust Account of $49,527, by the weighted average number of Class A ordinary shares outstanding since issuance.

Net loss per share, basic and diluted for Class B ordinary shares for the period from January 14, 2020 (inception) through December 31, 2020 is calculated by dividing the net loss of $3,839,607 , less net income attributable to Class A ordinary shares of approximately $49,527, resulting in a net loss of $3,889,134, by the weighted average number of Class B ordinary shares outstanding for the periods.

Income taxes

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.